Financial instruments and financial risk management - Statement of financial position (Details) - CAD ($)	Dec. 31, 2019	Dec. 31, 2018
Financial instruments and financial risk management
Financial assets and liabilities	$ 10,724,090	$ 17,771,949
Cash and cash equivalents
Financial instruments and financial risk management
Financial assets and liabilities	10,555,007	18,048,270
Restricted cash
Financial instruments and financial risk management
Financial assets and liabilities	81,981	54,602
Trade receivable
Financial instruments and financial risk management
Financial assets and liabilities	192,998	51,164
Trade payables
Financial instruments and financial risk management
Financial assets and liabilities	$ (105,896)	$ (382,087)